Risk Management Policy - Comparative Structure of Financial Debt According to Fixed and (or) Protected Interest Rate on Gross Debt (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fixed interest rate [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate risk	89.00%	88.00%